Cash and Cash Equivalents And Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents And Restricted Cash [Abstract]
Cash and Cash Equivalents And Restricted Cash

	December 31, 2018	December 31, 2017
Cash on hand and at banks	$27,764	$60,088
Short-term deposits	16,245	21,063
Restricted cash	2,600	5,307
Total cash, cash equivalents and restricted cash	$46,609	$86,458